Consolidated statements of financial position - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Goodwill		£ 1,857	£ 1,482	£ 1,628
Deferred acquisition costs and other intangible assets		11,923	11,011
Property, plant and equipment		1,409	789	743
Reinsurers' share of insurance contract liabilities		11,144	9,673
Deferred tax assets		2,595	2,627
Current tax recoverable		618	613
Accrued investment income		2,749	2,676
Other debtors		4,088	2,963
Investment properties		17,925	16,497	14,646
Investment in joint ventures and associates accounted for using the equity method		1,733	1,416
Loans		18,010	17,042
Equity securities and portfolio holdings in unit trusts	[1]	214,733	223,391
Debt securities	[1]	175,356	171,374
Derivative assets		3,494	4,801
Other investments	[1]	6,512	5,622
Deposits		11,796	11,236
Assets held for sale	[2]	10,578	38
Cash and cash equivalents		12,125	10,690	10,065	£ 7,782
Total assets		508,645	493,941
Equity
Shareholders' equity		17,249	16,087
Non-controlling interests		18	7
Total equity		17,267	16,094	14,667	£ 12,956
Liabilities
Insurance contract liabilities		322,666	328,172	316,436
Investment contract liabilities with discretionary participation features		67,413	62,677
Investment contract liabilities without discretionary participation features		19,222	20,394
Unallocated surplus of with-profits funds		15,845	16,951	£ 14,317
Core structural borrowings of shareholder-financed businesses		7,664	6,280
Operational borrowings attributable to shareholder-financed businesses		998	1,791
Borrowings attributable to with-profits businesses		3,940	3,716
Obligations under funding, securities lending and sale and repurchase agreements		6,989	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		11,651	8,889
Deferred tax liabilities		4,022	4,715
Current tax liabilities		568	537
Accruals, deferred income and other liabilities		15,248	14,185
Provisions		1,078	1,123
Derivative liabilities		3,506	2,755
Liabilities held for sale	[2]	10,568
Total liabilities		491,378	477,847
Total equity and liabilities		£ 508,645	£ 493,941

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.
[2]	Assets held for sale of £10,578 million include £10,568 million in respect of the reinsured UK annuity business. A corresponding amount is reflected in liabilities held for sale. See note D1.1 for further details.